Utility Plant and Leases - Schedule of Depreciation and Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 253,027	$ 236,817	$ 223,422
Gas plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 194,360	$ 185,283	$ 182,612